Fair Value of Financial Instruments (Components Of The Transfers In And Out Of Level 3) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3	$ 352	$ 554	$ 1,102
Transfers Out of Level 3	(3,393)	(3,267)	(647)
Total	(3,041)	(2,713)	455
Corporate Bonds [Member] | Fixed Maturity AFS Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3	296	164	290
Transfers Out of Level 3	(2,962)	(134)	(216)
Total	(2,666)	30	74
Foreign Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Out of Level 3	(5)	(102)
Total	(5)	(102)
RMBS [Member] | Fixed Maturity AFS Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3			1
Transfers Out of Level 3	(24)	(1)	(10)
Total	(24)	(1)	(9)
CMBS [Member] | Fixed Maturity AFS Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Out of Level 3	(17)	(8)
Total	(17)	(8)
ABS [Member] | Fixed Maturity AFS Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3	16	36
Transfers Out of Level 3	(332)	(330)	(203)
Total	(316)	(294)	(203)
State And Municipal Bonds [Member] | Fixed Maturity AFS Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3	36
Total	36
Hybrid And Redeemable Preferred Securities [Member] | Fixed Maturity AFS Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3			18
Transfers Out of Level 3	(4)
Total	(4)		18
Mortgage Loans On Real Estate [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3			787
Total			787
Trading Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3	4	12	1
Transfers Out of Level 3	(19)	(34)	(2)
Total	(15)	(22)	(1)
Equity Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3			5
Transfers Out of Level 3	(15)
Total	(15)		5
Derivative Investments [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3		24
Transfers Out of Level 3	(15)	(2,658)	(216)
Total	$ (15)	(2,634)	$ (216)
LPR Ceded Derivative [Member] | Other Assets [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3		318
Total		$ 318